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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10355

Bessemer Funds Trust

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY 10111

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/04

Date of reporting period: 4/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

BESSEMER SAND HILL

INVESTORS FUND II

Semi-Annual Report

April 30, 2004

INVESTMENT ADVISER

BESSEMER SAND HILL INVESTORS FUND II

INVESTMENT ADVISER’S REPORT

Dear Shareholders:

We are pleased to present you with this semi-annual report for the six months ended April 30, 2004. We believe that we are in the early stages of a slowly accelerating economy and a technology-spending environment that is getting stronger. Our strategy is to own companies we believe have considerable market opportunity, a strong management team and a compelling business model. We look for companies that meet our criteria early in their development cycle, and plan to hold these companies as they grow their revenues and profitability over the years. We have always described ourselves as owning businesses rather than owning stocks.

Part of our effort in discovering attractive businesses involves trying to identify and participating in trends that will have a major impact on people’s lives and ways of doing business. We want to share what we believe are some of these key trends:

•	The growth in data that companies create, store and manage, and the need for software applications structured to share and utilize that data across both their internal organizations as well as with their customers and suppliers;
•	The increase in cost-effective bandwidth, enabling businesses and individuals who are increasingly reliant on the Internet for information, decision-making and enhanced productivity to fully utilize the Internet’s benefits in the workplace and in the home;
•	The multi-year movement of mainstream advertising from television, radio and print media to the Internet;
•	Improvements in Internet (IP) technologies that enable the secure transfer of large amounts of voice and data communications over internal private, as well as public, telecommunications networks;
•	The standardization of wireless Local Area Networks, or 802.11 technologies, that enable an acceleration of efficiency through enhanced mobility for users;
•	The proliferation of reliable consumer electronics devices requiring high-precision analog semiconductors to convert analog measurements to digital signals;
•	The development of advanced tools that enhance the productivity of drug discovery research and development at pharmaceutical companies;
•	The progress in the development and use of non-intrusive medical devices that improve specialized surgical outcomes;

BESSEMER SAND HILL INVESTORS FUND II

INVESTMENT ADVISER’S REPORT

•	The rise of globalization that may broaden and increase the size and scope of the market opportunities for many technology companies.

We are focusing our efforts on companies that we believe: (i) are riding the momentum of these trends, (ii) have the chance to be significant businesses over time, and (iii) will create long-term value for their shareholders.

The risks and challenges of investing are always present. Today, we see a world in turmoil, one that is threatened by terrorist actions almost everywhere. There is concern about the balance-of-payments problem, budget deficits, the weakness of the dollar, the Iraq situation and the lack of respect for the United States in many parts of the world. These issues are compounded by the uncertainties of a Presidential election.

Yet, in spite of all the negatives, there are many good things happening. The pace of technological change continues to increase. Improvements in pharmaceutical and biotech-related drugs are providing treatment for diseases affecting our population. The opportunity for more education and job-related training is starting to make a difference. The potential for continued growth in our economy, the profitability of our businesses and the creation of new jobs should make a positive difference.

As always, we welcome your questions and are working as hard and intelligently for you as we can.

Sincerely,

/s/ Timothy J. Morris

Timothy J. Morris

President and Chief Investment Officer

Bessemer Investment Management LLC

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS—79.5%
	BIOTECHNOLOGY & DRUGS—14.3%
247,200	Affymetrix, Inc. (b)	$7,561,848
193,800	ArthroCare Corp. (b)	4,554,300
116,700	Exelixis, Inc. (b)	1,060,803
145,100	Molecular Devices Corp. (b)	2,833,803
183,300	Nektar Therapeutics (b)	3,715,491
90,600	Pharmion Corp. (b)	1,951,524
204,200	Vertex Pharmaceuticals, Inc. (b)	1,764,288

		23,442,057

	BUSINESS & INFORMATION SERVICES—7.2%
462,700	BEA Systems, Inc. (b)	5,284,034
153,500	Intuit, Inc. (b)	6,525,285

		11,809,319

	COMMUNICATIONS & NETWORKING—11.6%
543,300	3Com Corp. (b)	3,341,295
291,885	EMC Corp. (b)	3,257,437
679,700	JDS Uniphase Corp. (b)	2,059,491
450,488	Juniper Networks, Inc. (b)	9,856,677
79,900	McData Corp.—Class B (b)	409,887

		18,924,787

	OTHER TECHNOLOGY—9.9%
660,900	CNET Networks, Inc. (b)	5,756,439
208,000	Yahoo!, Inc. (b)	10,510,240

		16,266,679

	SEMICONDUCTOR—21.9%
160,000	Atheros Communications, Inc. (b)	2,228,800
333,500	FormFactor, Inc. (b)	5,869,600
186,200	Linear Technology Corp.	6,636,168

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Continued)

Shares/ Principal Amount	Security Description	Value
COMMON STOCKS—Continued
	SEMICONDUCTOR—Continued
272,150	Magma Design Automation, Inc. (b)	$5,072,876
138,800	Maxim Integrated Products, Inc.	6,390,352
489,600	PMC-Sierra, Inc. (b)	5,943,744
872,300	Vitesse Semiconductor Corp. (b)	3,733,444

		35,874,984

	SOFTWARE—14.2%
376,500	Advent Software, Inc. (b)	6,995,370
337,900	Agile Software Corp. (b)	2,551,145
51,200	Electronic Arts, Inc. (b)	2,591,744
700,200	Siebel Systems, Inc. (b)	7,205,058
630,800	Vignette Corp. (b)	1,097,592
327,500	webMethods, Inc. (b)	2,800,125

		23,241,034

	TELECOMMUNICATIONS—0.4%
160,451	CIENA Corp. (b)	662,663

TOTAL COMMON STOCKS (Cost $129,061,302)		130,221,523

U.S. GOVERNMENT AGENCIES—13.4%
$12,000,000	Fannie Mae, 1.00%, 6/16/2004	11,984,660
10,000,000	Fannie Mae, 1.05%, 7/28/2004	9,974,793

TOTAL U.S. GOVERNMENT AGENCIES (Cost $21,959,453)		21,959,453

TOTAL INVESTMENTS (Cost $151,020,755) (a) —92.9%		152,180,976
OTHER ASSETS IN EXCESS OF LIABILITIES—7.1%		11,645,112

NET ASSETS—100.0%		$163,826,088

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

April 30, 2004 (Unaudited) (Concluded)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$21,897,570
Unrealized depreciation	(20,737,349)

Net unrealized appreciation	$1,160,221

(b)	Non-income producing security.

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (Unaudited)

Assets:
Investments, at value (cost of $151,020,755)	$152,180,976
Cash and equivalents	8,995,022
Receivable for fund interests sold	7,755,000
Accrued income receivable	15,438
Prepaid expenses	4,533

Total Assets	168,950,969

Liabilities:
Payable for fund interests repurchased	2,812,051
Payable for investments purchased	2,220,579
Accrued expenses	92,251

Total Liabilities	5,124,881

Net Assets	$163,826,088

Net assets consist of:
Paid-in capital	$169,426,218
Accumulated net investment loss	(955,948)
Accumulated net realized loss on investments	(5,804,403)
Net unrealized appreciation on investments	1,160,221

Net Assets	$163,826,088

Net Asset Value, Maximum Offering Price and Redemption Proceeds per Interest	$7.95

Number of Interests Outstanding	20,607,678

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2004 (Unaudited)

Investment Income:
Interest	$108,468
Dividends	34,848

Total Income	143,316

Expenses:
Management	1,138,478
Legal	84,595
Trustees	30,500
Audit and Tax	16,250
Miscellaneous	19,186

Total expenses	1,289,009
Less fees waived:
Waiver of management fee (See NOTE 3A)	(189,745)

Net expenses	1,099,264

Net Investment Loss	(955,948)

Net Realized and Unrealized Loss:
Net realized gain on investments	533,400
Net change in unrealized appreciation on investments	(9,039,938)

Net Realized and Unrealized Loss	(8,506,538)

Net Decrease in Net Assets Resulting from Operations	$(9,462,486)

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
	(Unaudited)
From Operations:
Net investment loss	$(955,948)	$(1,356,704)
Net realized gain/(loss) on investments	533,400	(6,168,809)
Net change in unrealized appreciation/depreciation on investments	(9,039,938)	51,004,444

Net increase/(decrease) in net assets from operations	(9,462,486)	43,478,931

From Fund Interest Transactions:
Proceeds from sale of fund interests	44,204,200	42,166,750
Cost of fund interests repurchased	(3,833,137)	(3,381,250)

Net increase in net assets resulting from fund interest transactions	40,371,063	38,785,500

Net Increase in Net Assets	30,908,577	82,264,431

Net Assets:
Beginning of period	132,917,511	50,653,080

End of period	$163,826,088	$132,917,511

Accumulated net investment loss	$(955,948)	$—

Interest Transactions:
Issued	5,193,519	6,180,863
Repurchased	(467,805)	(521,492)

Net Increase in Interests	4,725,714	5,659,371

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited)

NOTE 1.  ORGANIZATION

Bessemer Funds Trust (the “Trust”), a Delaware Business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust’s Declaration of Trust authorizes the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests (“Interests”) and to establish and designate such Interests into one or more series of the Trust. At April 30, 2004, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the “Fund”) which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Bessemer Trust Company, N.A., (“BTNA”), is the investment manager and investment adviser to the Fund. Glynn Capital Management LLC (the “Sub-Adviser”) serves as the investment sub-adviser.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments.  Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale price on the principal exchange on which they are traded, or in the

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

absence of any sale on the valuation date, at latest quoted bid price. Such bid prices shall be obtained from a reputable independent pricing service. If quotations are not readily available, then the security is valued using a method that the Board, or the Valuation Committee of the Board believes accurately reflects fair value.

Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid price. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

B.  Security Transactions and Related Investment Income.  Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Realized gains and losses on security transactions are calculated based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

C.  Distributions to Shareholders.  Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTE 3.  RELATED PARTY TRANSACTIONS

A.  Investment Management and Incentive Fees.  Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

for advisory services is computed and payable monthly and is equal to 0.125% (1.50% on an annualized basis) of the Fund’s net assets as of the preceeding month-end. The Manager pays the Sub-Adviser one-third of the management fee as long as the Sub-Adviser acts in that role for the Fund. For the six months ended April 30, 2004, the Manager paid $379,473 to the Sub-Adviser. The Manager has agreed to voluntarily waive a portion of its investment management fee so as to maintain an effective annualized investment management fee rate of 1.25% to the Fund. Such waiver is voluntary and may be withdrawn at any time by the Manager. The Manager, however, does not have the ability to recapture any fees currently being waived at a later date. The waiver amount for the current reporting period is disclosed on the Statement of Operations.

The Manager will also be entitled to receive an incentive fee (the “Incentive Fee”) which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund’s net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund’s net assets at the beginning of such fiscal year adjusted for current year’s subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund’s net assets exceeds the highest previous value (“High Water Mark”) as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i) 90% to be paid within 30 days of Fund’s fiscal year-end and (ii) the balance within 30 days after the completion of the Fund’s audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund.

The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of April 30, 2004, there was no accrued Incentive Fee payable.

B.  Administration and Transfer Agency.  The Manager is responsible for providing or securing certain administration and transfer agency services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. BTNA, a federally chartered

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited) (Continued)

bank and wholly-owned subsidiary of The Bessemer Group, Inc., serves as the Fund’s administrator and transfer agent. BTNA has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the “Sub-Administrator”) to serve as sub-administrator to the Fund. BTNA will pay the Sub-Administrator an annual fee of 0.09% of the Fund’s net assets calculated and payable on a monthly basis. The Manager is solely responsible for paying BTNA any administration and transfer agent fees for such services.

C.  Trustee Fees.  Effective with the February 24, 2004 Board meeting, as approved on May 18, 2004, each Trustee who is not an “interested person” (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,500 per meeting attended ($1,000 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. The elected chairman of the Board receives an additional $2,500 annual fee and the elected chairman of the Audit Committee receives an additional $1,500 annual fee. Prior to the February 24, 2004 Board meeting, each Trustee who was not an “interested person” of the Fund received a $10,000 annual retainer plus $1,000 per meeting attended ($500 for any special meetings, including audit committee meetings).

D.  Custody Fees.  The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company (“Bessemer”), a New Jersey state chartered bank having ownership similar to that of the Manager, serves as the Fund’s custodian. Bessemer is responsible for maintaining the books and records of the Funds’ securities and cash. The Manager is solely responsible for paying Bessemer any custody fees for such services.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2004, the Fund had purchases of investment securities (other than short-term investments) of $42,402,233 and proceeds from sales of $5,708,768.

NOTE 5.  SUBSCRIPTIONS AND REPURCHASE OFFERS

Interests in the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund

BESSEMER SAND HILL INVESTORS FUND II

INVESTMENT ADVISOR’S REPORT

April 30, 2004 (Unaudited) (Concluded)

are sold without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

In accordance with Rule 23-c3 of the Act, the Fund will offer to repurchase Interests (the “Repurchase Offer”) on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will typically be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the “Repurchase Amount”). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the “Additional Amount”). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis.

The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund’s Interests. For the six months ended April 30, 2004, the Fund had total subscriptions of $44,204,200 and repurchases of $3,833,137.

NOTE 6.  FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in sub chapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

BESSEMER SAND HILL INVESTORS FUND II

FINANCIAL HIGHLIGHTS

(For an Interest Outstanding Throughout the Period)

	For the Six Months Ended April 30, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Period Ended October 31, 2001(a)
	(Unaudited)
Net asset value, beginning of period	$8.37		$4.96		$8.21		$10.00

Investment Operations:
Net investment loss	(0.05)		(0.09)		(0.10)		(0.04)
Net realized and unrealized gains/(losses) on investments	(0.37)		3.50		(3.15)		(1.75)

Total from investment operations	(0.42)		3.41		(3.25)		(1.79)

Net asset value, end of period	$7.95		$8.37		$4.96		$8.21

Total Return	(5.02%	)(c)	68.75%		(39.59%	)	(17.90%	)(c)
Annualized Ratios/Supplementary Data:
Net assets at end of period (000)	$163,826		$132,918		$50,653		$55,306
Ratio of expenses to average net assets	1.44%	(b)	1.82%		1.89%		1.75%	(b)
Ratio of net investment loss to average net assets	(1.25%	)(b)	(1.66%	)	(1.52%	)	(1.30%	)(b)
Ratio of expenses to average net assets*	1.69%		1.95%		(d	)	(d	)
Ratio of net investment loss to average net assets*	(1.50%	)	(1.79%	)	(d	)	(d	)
Portfolio turnover rate	4.59%		15.55%		2.78%		0.02%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)	Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b)	Annualized.
(c)	Not annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Administrator and Transfer Agent:

Bessemer Trust Company, N.A.

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Custodian: Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095 Independent Auditors: Deloitte & Touche LLP Two World Financial Center New York, NY 10281

(6/04)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.

The information is this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable – only for annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. N-23c-3’s were filed on 12/10/03 and 3/10/04 and are hereby incorporated by reference.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bessemer Funds Trust

By (Signature and Title)*	/s/ John G. MacDonald
John G. MacDonald, Treasurer and Chief Financial Officer
Date July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Morris
Timothy J. Morris, President
Date July 1, 2004
By (Signature and Title)*	/s/ John G. MacDonald
John G. MacDonald, Treasurer and Chief Financial Officer
Date July 1, 2004

*	Print the name and title of each signing officer under his or her signature.